CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Investments
Fixed income securities, at fair value (amortized cost, net $21,522 and $20,217)	$ 23,907	$ 21,725
Mortgage loans, net	3,359	3,988
Equity securities, at fair value (cost $1,107 and $1,123)	1,536	1,469
Limited partnership interests	3,065	3,250
Short-term, at fair value (amortized cost $974 and $1,191)	974	1,191
Policy loans	582	557
Other, net	1,375	1,427
Total investments	34,798	33,607
Cash	36	43
Deferred policy acquisition costs	973	947
Reinsurance recoverable	1,989	2,490
Accrued investment income	231	239
Other assets, net	714	794
Separate Accounts	3,294	3,009
Total assets	42,035	41,129
Liabilities
Contractholder funds	16,481	16,711
Total reserve for life-contingent contract benefits	11,800	11,272
Unearned premiums	3	4
Payable to affiliates, net	33	35
Other liabilities and accrued expenses	1,007	1,181
Deferred income taxes	956	894
Notes due to related parties	214	214
Separate Accounts	3,294	3,009
Total liabilities	33,788	33,320
Commitments and Contingent Liabilities (Notes 7 and 11)
Shareholder’s Equity
Common stock, $227 par value, 23,800 shares authorized and outstanding	5	5
Additional capital paid-in	2,083	2,024
Retained income	4,952	4,865
Unrealized net capital gains and losses [Abstract]
Unrealized net capital gains and losses on fixed income securities with credit losses	0	41
Other unrealized net capital gains and losses	1,882	1,149
Unrealized adjustment to DAC, DSI and insurance reserves	(678)	(268)
Total unrealized net capital gains and losses	1,204	922
Unrealized foreign currency translation adjustments	3	(7)
Total accumulated other comprehensive income (“AOCI”)	1,207	915
Total shareholder’s equity	8,247	7,809
Total liabilities and shareholder’s equity	42,035	41,129
Series A
Shareholder’s Equity
Redeemable preferred stock	0	0
Series B
Shareholder’s Equity
Redeemable preferred stock	0	0
Non-affiliate
Investments
Reinsurance recoverable	1,989	2,082
Affiliate
Investments
Reinsurance recoverable	$ 0	$ 408